Organization, Principal Activities and Management’s Plans - Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Decent Hong Kong Holding International Limited (“Decent HK”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Feb. 24, 2022	Feb. 24, 2022
Place of Incorporation	Hong Kong	Hong Kong
% of Ownership	100.00%	100.00%
Principal Activities	Investment Holding	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 30, 2022	Sep. 30, 2022
Place of Incorporation	PRC	PRC
% of Ownership	100.00%	100.00%
Principal Activities	Investment Holding	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 05, 2011	Sep. 05, 2011
Place of Incorporation	PRC	PRC
% of Ownership	100.00%	100.00%
Principal Activities	Wastewater treatment, river water quality management, and microbial product sales	Wastewater treatment, river water quality management, and microbial product sales